Share-Based Compensation - Additional Information (Detail)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended				120 Months Ended
	Jan. 31, 2015	Mar. 31, 2019	Sep. 30, 2018 Scheme	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 award	Dec. 31, 2017 GBP (£) Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities arising from share-based payment transactions				£ 7,700,000	£ 16,700,000			£ 16,700,000
Liabilities arising from share-based payment transactions, vested liabilities				£ 700,000	0			£ 0
Number of sharesave schemes launched | Scheme			11					10
Discount percent on share price under share based compensation plan				10.00%
Weighted average share price				£ 3.79	4.96	£ 3.79
Weighted average grant-date fair value				£ 0.53	£ 1.02	£ 0.65		£ 1.02
Number of shares outstanding | shares				2,346,108	2,147,399
Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred shares description				Any deferred awards are dependent on future service. For 2017 and 2018 bonus awards, deferral of the award is over a three, five or seven-year period from the anniversary of the initial award. Deferred bonus awards in shares are subject to an additional one-year retention period from the point of delivery.
Cash [member] | Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage				50.00%
Shares [member] | Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage				50.00%
Long-Term Incentive Plan (LTIP) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
LTIP awarded | award							0
Percent of other equity instruments vested	100.00%	65.78%
Share Incentive Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum investment value per tax year				£ 1,800
Percentage of maximum salary that can be invested				10.00%
Vesting requirements for sharebased payment arrangement				no vesting conditions attached to these shares, and no restrictions as to when the shares can be removed from the trust. However, if a participant chooses to sell the shares before the end of five years, they will be liable for the taxable benefit received when the shares are taken out of the trust. The shares can be released from trust after five years free of income tax and national insurance contributions. 2,346,108 shares were outstanding at 31 December 2018 (2017 2,147,399 shares).
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant of share-based payment arrangement				2008
Employee saving on share based compensation				£ 5
Terms of options				3 years
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant of share-based payment arrangement				2017
Employee saving on share based compensation				£ 500
Terms of options				5 years
Variable Pay of Less Than 500,000 [member] | Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of defer annual bonus				40.00%
Variable Pay at or Above 500,000 [member] | Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of defer annual bonus				60.00%